Note 23 - Provisions. Provisions Breakdown By Conceps (Details) - EUR (€) € in Millions	Jun. 30, 2018	Dec. 31, 2017
Provisions or reversal of provisions Abstract
Pensions and other post employment defined Benefit Obligations	€ 5,013	€ 5,407
Other long term employee benefits	61	67
Provisions for taxes and other legal contingencies	750	756
Provisions for contingent risks and commitments	598	578
Other Provisions	622	669
PROVISIONS	€ 7,045	€ 7,477